UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: August 1, 2016 through October 31, 2016

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities—5.79%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.694%, 5/25/2036 (a)	$2,350,369	$2,294,475
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.784%, 5/25/2037 (a)	83,647	73,319
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 0.926%, 10/20/2040 (a)(b)	7,785,005	6,248,829
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,279,886	6,277,632
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.594%, 1/25/2037 (a)	5,072,823	4,259,538
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.644%, 1/25/2037 (a)	3,529,091	2,973,937
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.684%, 5/25/2036 (a)	17,295,987	14,436,130
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	14,946,676	7,881,741
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,151,233	5,352,989
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,186,418	6,424,960
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,030,247	1,070,393
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	7,695,120	4,056,274
Fieldstone Mortgage Investment Trust, Series 2007-1, Class 2A3, 0.874%, 4/25/2047 (a)	14,003,087	10,242,404
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.784%, 12/25/2035 (a)	1,334,753	1,019,527
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.884%, 12/25/2035 (a)	576,265	513,439
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.624%, 1/25/2036 (a)	1,752,075	1,019,257
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.784%, 1/25/2036 (a)	4,379,526	2,911,539
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,670,205	2,020,330
GSAA Home Equity Trust, Series 2006-11, Class 2A2, 0.694%, 7/25/2036 (a)	29,595,230	14,955,357
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.704%, 2/25/2037 (a)	3,154,408	1,712,412
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (a)	3,030,849	1,576,184
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.714%, 12/25/2046 (a)	18,705,522	10,256,369
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	7,791,527	5,242,031
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,600,000	8,702,083
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	958,832
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,165,478
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,412,814	5,484,783
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,074,663	9,040,959
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(c)	51,401,969	921,432
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 1.034%, 11/25/2035 (a)	25,714,902	17,638,160
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.634%, 10/25/2036 (a)	15,191,124	9,514,444
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	16,699,501	9,620,432
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,440,806	3,774,544
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	16,020,039	8,860,027
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	1,154,847	750,424
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	9,864,039	7,255,001
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	1,270,461	951,113
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.774%, 4/25/2037 (a)	3,903,820	2,464,251
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	12,534,361	8,146,495
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.375%, 5/27/2031 (b)	7,226,740	7,282,769
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.814%, 5/25/2037 (a)	7,164,050	6,742,675
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,969,371	2,061,981
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(c)	575,372,113	1,801,490
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.634%, 11/25/2037 (a)	3,290,112	2,070,899
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,227,000	1,107,873
STORE Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,148,175	6,435,725
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.250%, 4/25/2046 (b)	4,323,083	4,395,520
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.000%, 5/25/2046 (b)	2,686,642	2,723,199
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.750%, 6/25/2046 (a)(b)	4,447,884	4,487,573
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055 (a)(b)	882,636	888,082
VOLT XXXIX LLC, Series 2015-NPL13, Class A1, 4.125%, 10/25/2045 (b)	867,876	876,711

TOTAL ASSET-BACKED SECURITIES - (Cost $267,200,845)		248,942,021

Collateralized Debt Obligations—0.48%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	3,000,000	3,030,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,369,125
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(b)(d)	11,231,000	11,287,155

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $20,506,000)		20,686,280

Collateralized Loan Obligations—9.55%
Acis CLO Ltd., Series 2013-1A, Class E, 6.482%, 4/18/2024 (Acquired 02/21/2014, Cost $4,835,293) (a)(b)(d)	5,000,000	4,193,655
Adams Mill CLO Ltd, Series 2014-1A, Class D1, 4.380%, 7/15/2026 (a)(b)	2,750,000	2,535,879
ALM VII Ltd., Series 2013-7R2A, Class D, 5.882%, 4/24/2024 (a)(b)	3,000,000	3,000,000
ALM XVI Ltd., Series 2015-16A, Class D, 6.230%, 7/15/2027 (a)(b)	1,250,000	1,127,425
Apidos CLO X, Series 2012-10A, Class E, 7.137%, 10/30/2022 (a)(b)	4,000,000	3,991,588
Apidos CLO XIV, Series 2013-14A, Class E, 5.280%, 4/15/2025 (a)(b)	3,000,000	2,676,720
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.740%, 7/28/2025 (a)(b)	5,500,000	5,049,132
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.412%, 4/25/2024 (a)(b)	10,000,000	9,942,450
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.980%, 10/15/2026 (a)(b)(e)	11,000,000	11,009,845
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 5.882%, 4/18/2025 (a)(b)	4,750,000	4,460,449
Carlyle US CLO Ltd., Series 2016-4A, Class C, 4.782%, 10/20/2027 (a)(b)	3,500,000	3,455,270
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.357%, 12/20/2023 (a)(b)	8,750,000	8,751,890
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.382%, 1/15/2026 (a)(b)	5,000,000	5,012,205
Cathedral Lake CLO Ltd., Series 2016-4A, Class D, 5.373%, 10/20/2028 (a)(b)	10,000,000	9,495,190
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.835%, 12/5/2024 (a)(b)	2,000,000	1,752,186
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.752%, 1/29/2025 (a)(b)(e)	9,750,000	9,749,990
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.652%, 1/29/2025 (a)(b)	1,000,000	874,823
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.811%, 11/21/2022 (a)(b)(e)	5,000,000	5,000,710
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.311%, 11/21/2022 (Acquired 05/15/2016 through 12/17/2015, Cost $10,199,024) (a)(b)(d)	10,250,000	10,096,824
Cutwater Ltd., Series 2014-2A, Class C, 5.280%, 1/15/2027 (a)(b)	4,000,000	3,863,888
Doral CLO I Ltd., Series 2012-3A, Class C, 5.357%, 12/19/2022 (a)(b)(e)	13,000,000	13,009,386
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.728%, 10/19/2025 (a)(b)	7,750,000	7,516,136
Highbridge Loan Management Ltd., Series 2012-1A, Class DR, 6.607%, 9/20/2022 (a)(b)	4,500,000	4,483,192
JFIN CLO Ltd., Series 2015-2A, Class D, 5.280%, 10/19/2026 (a)(b)	10,000,000	9,914,140
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.631%, 1/20/2021 (a)(b)	11,010,000	10,975,451
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 3.561%, 2/20/2022 (a)(b)	5,000,000	4,789,505
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.561%, 2/20/2022 (a)(b)	5,000,000	4,986,590
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 3.121%, 4/20/2023 (a)(b)(e)	19,000,000	18,718,154
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 4.181%, 4/20/2023 (a)(b)(e)	11,000,000	10,813,715
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.730%, 4/30/2023 (a)(b)	4,000,000	3,937,456
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.980%, 10/17/2025 (a)(b)	18,600,000	18,597,433
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 8.230%, 10/17/2025 (Acquired 09/02/2014, Cost $7,610,432) (a)(b)(d)	7,650,000	7,393,786
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 6.131%, 7/20/2024 (a)(b)	4,500,000	4,466,551
LCM XIV LP, Series 14A, Class D, 4.380%, 7/15/2025 (a)(b)	3,325,000	3,316,924
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 6.336%, 1/27/2026 (a)(b)	5,000,000	4,639,720
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.761%, 5/22/2027 (a)(b)(e)	11,000,000	10,493,901
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.856%, 9/14/2023 (a)(b)	3,500,000	3,504,207
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 6.067%, 11/14/2025 (a)(b)	3,000,000	2,703,465
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 5.232%, 1/25/2027 (a)(b)	7,465,000	6,894,234
Ocean Trails CLO V, Series 2014-5A, Class D, 4.838%, 10/13/2026 (a)(b)	3,000,000	2,861,694
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.882%, 10/18/2026 (a)(b)(e)	10,600,000	10,556,498
OFSI Fund VII Ltd., Series 2014-7A, Class E, 8.132%, 10/18/2026 (Acquired 08/05/2014, Cost $7,000,000) (a)(b)(d)	7,000,000	6,750,919
OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.168%, 10/30/2027 (a)(b)	4,300,000	4,059,673
Saranac CLO I Ltd., Series 2013-1A, Class D, 4.434%, 10/26/2024 (a)(b)	4,000,000	3,721,372
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 4.381%, 10/20/2023 (a)(b)	8,000,000	7,748,832
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 5.381%, 10/20/2023 (Acquired 10/02/2013, Cost $12,029,367) (a)(b)(d)(e)	13,100,000	11,933,471
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 5.647%, 10/30/2026 (a)(b)(e)	28,400,000	28,340,417
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.384%, 4/26/2025 (a)(b)	5,000,000	4,472,660
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.761%, 8/21/2026 (Acquired 07/18/2014, Cost $1,985,791) (a)(b)(d)	2,000,000	1,921,218
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.761%, 8/21/2026 (a)(f)	500,000	480,305
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.780%, 10/15/2025 (a)(b)	2,000,000	1,835,180
TICC CLO LLC, Series 2012-1A, Class D1, 6.575%, 8/25/2023 (a)(b)	8,000,000	8,073,600
Tralee CLO III Ltd., Series 2014-3A, Class D2, 5.781%, 7/20/2026 (a)(b)	7,000,000	7,017,710
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.881%, 7/20/2026 (Acquired 12/30/2014 through 09/09/2015, Cost $5,476,847) (a)(b)(d)(e)	5,540,000	5,367,590
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 5.030%, 7/15/2027 (a)(b)(e)	15,250,000	14,485,243
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.512%, 4/18/2028 (Acquired 10/27/2016, Cost $1,970,000) (a)(b)(d)	2,000,000	1,960,000
Venture XI CLO Ltd., Series 2012-11A, Class CR, 3.767%, 11/14/2022 (a)(b)	2,000,000	2,011,712
Voya CLO Ltd., Series 2012-1A, Class DR, 6.056%, 3/14/2022 (a)(b)	2,000,000	2,002,512
Voya CLO Ltd., Series 2012-1A, Class ER, 7.356%, 3/14/2022 (a)(b)	2,000,000	1,999,830
Voya CLO Ltd., Series 2012-3A, Class ER, 6.535%, 10/15/2022 (a)(b)	5,000,000	4,999,770
Voya CLO Ltd., Series 2013-1A, Class C, 3.981%, 4/15/2024 (a)(b)	2,500,000	2,493,825
Washington Mill CLO Ltd., Series 2014-1A, Class D, 4.331%, 4/20/2026 (a)(b)	5,000,000	4,566,040
Wellfleet CLO Ltd., Series 2015-1A, Class D, 5.026%, 10/20/2027 (a)(b)(e)	9,250,000	9,217,893
Wellfleet CLO Ltd., Series 2016-2A, Class C1, 5.357%, 10/20/2028 (a)(b)	5,000,000	4,824,275

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $409,041,387)		410,896,304

Collateralized Mortgage Obligations—63.41%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.879%, 7/25/2035 (a)	1,355,323	1,260,352
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.161%, 11/25/2035 (a)	8,155,158	6,972,211
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.161%, 11/25/2035 (a)	11,757,713	10,155,031
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.317%, 3/25/2036 (a)	828,661	657,855
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.544%, 3/25/2036 (a)	585,564	454,043
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.654%, 8/25/2036 (a)	22,818,861	14,309,411
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.684%, 3/25/2037 (a)	2,033,348	1,617,504
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.764%, 3/25/2037 (a)	5,698,416	3,345,552
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.480%, 3/25/2037 (a)	1,292,695	1,106,631
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.948%, 6/25/2037 (a)	5,791,164	5,124,022
American Home Mortgage Assets Trust, Series 2007-3, Class 3A1, 1.234%, 9/25/2027 (a)	354,435	334,002
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.559%, 5/25/2046 (a)(c)	52,368,644	5,631,724
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.483%, 9/25/2046 (a)	1,908,674	1,338,421
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.223%, 2/25/2047 (a)(e)	55,550,504	33,736,988
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 3.355%, 6/25/2047 (a)(c)	49,329,477	5,820,533
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.834%, 9/25/2045 (a)	17,551,366	15,022,741
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 2.104%, 9/25/2045 (a)	1,169,677	1,036,603
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.834%, 11/25/2045 (a)	14,753,197	11,910,610
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.714%, 12/25/2046 (a)	4,158,278	3,477,587
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.724%, 5/25/2047 (a)	14,796,409	9,414,230
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.865%, 9/27/2044 (a)(b)	5,000,000	4,611,630
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	1,839,340	1,577,951
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	4,000,000	3,106,188
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.913%, 7/15/2049 (a)	8,000,000	8,518,880
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.974%, 2/10/2051 (a)	5,000,000	4,643,145
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.222%, 9/20/2035 (a)	2,715,394	2,352,696
Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.271%, 11/20/2035 (a)	442,785	392,560
Bank of America Funding Trust, Series 2007-C, Class 1A3, 3.007%, 5/20/2036 (a)	17,861	17,046
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.064%, 5/20/2036 (a)	19,139,808	18,895,660
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.064%, 5/20/2036 (a)	3,220,829	3,082,465
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	7,832,047	6,819,387
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.716%, 10/20/2036 (a)	17,986,193	15,022,985
Bank of America Funding Trust, Series 2006-I, Class 2A2, 2.730%, 12/20/2036 (a)	17,131	16,169
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.964%, 4/25/2037 (a)	5,136,329	3,645,453
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.024%, 6/20/2037 (a)	3,622,433	3,419,906
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.024%, 6/20/2037 (a)	274,406	261,003
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.756%, 2/20/2047 (a)	4,268,222	3,718,147
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 2.857%, 10/25/2035 (a)	3,536,102	3,378,802
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 2.959%, 12/25/2035 (a)	470,739	429,590
BBCMS Trust, Series 2014-BXO, Class D, 3.535%, 8/15/2027 (a)(b)	1,080,000	1,071,136
BBCMS Trust, Series 2014-BXO, Class E, 4.285%, 8/15/2027 (a)(b)	9,250,000	9,130,342
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.323%, 12/27/2034 (a)(b)	9,013,000	8,927,259
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 2.893%, 3/26/2035 (a)(b)	3,693,643	3,431,210
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 2.921%, 3/28/2036 (a)(b)	6,729,753	5,871,709
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.641%, 5/26/2036 (a)(b)	3,186,801	2,733,118
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.765%, 10/26/2036 (a)(b)	17,689,277	13,794,275
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.704%, 1/25/2037 (a)	7,638,997	6,346,922
BCAP LLC Trust, Series 2007-AA1, Class 2A1, 0.714%, 3/25/2037 (a)	3,642,753	3,238,848
BCAP LLC Trust, Series 2007-AA3, Class 1A2, 0.804%, 4/25/2037 (a)	40,235	32,886
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.734%, 10/25/2047 (a)(e)	26,253,868	22,940,236
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 3.023%, 3/25/2035 (a)	2,189,410	2,107,070
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.973%, 2/25/2036 (a)	822,631	724,913
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A2, 3.183%, 7/25/2036 (a)	7,723,377	6,923,930
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.215%, 7/25/2036 (a)	2,274,280	2,018,633
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2, Class 3A1, 3.456%, 12/25/2046 (a)	5,891,399	5,161,873
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.163%, 5/25/2047 (a)	2,616,947	2,393,133
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.851%, 7/25/2035 (a)	3,233,266	3,078,166
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.116%, 9/25/2035 (a)(e)	29,893,411	25,607,862
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.184%, 9/25/2035 (a)	10,470,799	9,325,681
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 1.074%, 10/25/2035 (a)	20,690,530	18,551,192
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 1.014%, 2/25/2036 (a)	8,076,971	6,917,788
Bear Stearns ALT-A Trust, Series 2006-3, Class 1A1, 0.914%, 5/25/2036 (a)	14,438,407	12,390,334

Bear Stearns Asset Backed Securities I Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	3,323,586	2,567,111
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.934%, 11/25/2034 (a)	2,752,025	2,301,254
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.534%, 8/25/2035 (a)	3,517,165	2,936,017
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AMFX, 5.363%, 2/11/2044 (b)	2,000,000	1,902,374
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044 (e)	7,000,000	6,658,309
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 5.887%, 6/11/2050 (a)	5,000,000	5,020,485
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (c)	82,227,057	2,012,589
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.714%, 10/25/2036 (a)(e)	26,316,467	22,621,030
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.724%, 1/25/2037 (a)	24,229,905	21,315,992
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2, 0.764%, 6/25/2037 (a)	106,779	77,694
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (e)	10,000,000	5,660,070
CD Mortgage Trust, Series 2016-CD1, Class C, 3.631%, 8/10/2049	4,000,000	3,732,428
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.685%, 7/15/2030 (a)(b)	5,000,000	5,008,915
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (Acquired 05/14/2013, Cost $7,002,912) (a)(b)(d)(g)	7,931,000	4,758,600
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.180%, 4/15/2044 (Acquired 10/21/2015, Cost $754,301) (a)(b)(d)(g)	821,000	574,700
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,211,786	1,865,239
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.121%, 7/25/2037 (a)	970,009	900,884
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)	33,221,750	28,295,696
ChaseFlex Trust, Series 2007-1, Class 2A10, 1.034%, 2/25/2037 (a)	4,321,264	2,892,953
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,999,040	2,538,859
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.684%, 1/25/2036 (a)(b)	8,904,491	8,053,400
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.734%, 1/25/2036 (a)(b)	6,677,474	5,846,749
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.399%, 4/25/2037 (a)(b)(c)	61,178,344	1,253,911
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.315%, 4/25/2037 (a)(b)(c)	61,178,344	3,072,621
CIM Trust, Series 2016-5, Class A, 4.500%, 10/25/2021 (b)	10,000,000	9,912,500
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.902%, 3/10/2047 (a)(b)	2,000,000	1,680,902
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.954%, 5/10/2049 (a)	8,000,000	8,562,968
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.961%, 5/25/2035 (a)	531,834	503,668
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 3.391%, 8/25/2035 (a)	168,181	154,119
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 3.775%, 8/25/2035 (a)	410,952	360,074
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.411%, 9/25/2035 (a)	6,829,913	6,401,588
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 2.987%, 3/25/2036 (a)	1,328,981	1,238,500
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 3.151%, 8/25/2036 (a)	2,910,495	2,683,267
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,010,852	931,767
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.866%, 2/25/2037 (a)(c)	26,912,367	4,404,128
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.750%, 2/10/2047 (a)(b)	10,000,000	8,818,280
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.093%, 12/10/2049 (a)(e)	14,069,882	8,642,664
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.750%, 12/10/2023 (a)(b)	5,000,000	4,825,225
Commercial Mortgage Trust, Series 2014-TWC, Class F, 4.781%, 2/13/2032 (a)(b)	5,000,000	4,959,445
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.270%, 10/15/2034 (a)(b)	10,000,000	10,000,000
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.256%, 7/10/2045 (a)(b)	5,000,000	4,668,410
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.572%, 10/15/2045 (a)(b)	3,000,000	2,894,196
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.171%, 3/10/2046 (a)(b)	6,146,000	5,116,908
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.083%, 10/10/2046 (a)(b)	5,000,000	4,566,570
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.169%, 10/10/2046 (a)(b)	5,000,000	4,735,750
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	4,931,155
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.762%, 2/10/2047 (a)(b)	250,000	227,387
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	9,000,000	8,169,291
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	5,042,890
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.719%, 8/10/2047 (a)(b)	11,000,000	9,219,650
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	2,946,632
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,187,350
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.353%, 2/10/2048 (a)(b)	7,000,000	5,489,323
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.126%, 3/10/2048 (a)(b)	10,000,000	8,043,770
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.495%, 10/10/2048 (a)	5,000,000	3,498,970
Commercial Mortgage Trust, Series 2015-CR26, Class A4, 3.630%, 10/10/2048	7,000,000	7,465,857
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.443%, 7/10/2050 (a)	5,000,000	4,485,915
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.374%, 8/10/2055 (a)	5,000,000	5,044,150
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	334,319	330,145
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,373,784	1,349,861
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	940,326	939,755
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.516%, 4/25/2035 (a)(c)	30,050,507	4,297,553
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.030%, 6/25/2035 (a)(c)	33,928,156	2,422,436
CountryWide Alternative Loan Trust, Series 2005-24, Class 3A2, 0.925%, 7/20/2035 (a)	3,489	124
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.036%, 7/20/2035 (a)(c)	35,777,250	1,118,898

CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 1.034%, 7/25/2035 (a)	1,857,656	1,388,546
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,503,799	1,434,218
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.834%, 8/25/2035 (a)	16,781,206	14,187,603
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,471,788	1,273,182
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.345%, 9/25/2035 (a)(c)	101,670,430	5,989,608
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 1.034%, 10/25/2035 (a)	684,338	506,513
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 1.692%, 10/25/2035 (a)(c)	57,312,686	4,192,366
CountryWide Alternative Loan Trust, Series 2005-51, Class 3A3A, 0.846%, 11/20/2035 (a)	3,484,215	2,875,843
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.988%, 11/20/2035 (a)(c)	19,438,398	1,459,299
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.019%, 11/20/2035 (a)(c)	28,122,135	1,948,892
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.143%, 11/20/2035 (a)(c)	147,928,381	10,150,698
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.280%, 11/20/2035 (a)(c)	57,124,484	5,369,073
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.934%, 11/25/2035 (a)	7,969,579	5,302,488
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.033%, 11/25/2035 (a)(c)	55,757,578	4,370,669
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	289,291	262,734
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	4,315,032	3,698,017
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,688,663	1,570,807
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.320%, 5/25/2036 (a)(c)	48,786,642	4,076,124
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,793,156	1,869,649
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 5.911%, 5/20/2046 (a)(c)	51,839,713	3,949,149
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.543%, 8/25/2046 (a)(c)	85,447,156	5,198,861
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.303%, 8/25/2046 (a)(c)	96,121,508	9,739,800
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.347%, 12/20/2046 (a)(c)	10,999,935	768,840
CountryWide Alternative Loan Trust, Series 2007-OA2, Class 1X, 1.670%, 3/25/2047 (c)	56,869,182	4,006,150
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	322,573	272,886
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A2, 0.714%, 4/25/2047 (a)	13,265	9,402
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (a)(c)	14,633,566	1,354,541
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.065%, 12/20/2035 (a)(b)(c)	158,341,154	11,140,092
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(b)(c)	38,712,822	2,796,421
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.758%, 6/20/2034 (a)	1,142,799	1,088,346
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 3.071%, 7/25/2034 (a)	781,280	754,918
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (a)(c)	2,870,156	114,818
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.622%, 3/25/2035 (a)(c)	28,466,806	1,495,162
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.634%, 3/25/2035 (a)(c)	12,190,250	877,698
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.680%, 5/25/2035 (a)(c)	79,811,787	5,541,811
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.863%, 12/20/2035 (a)	603,085	502,947
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.231%, 7/25/2036 (a)(c)	76,667,503	590,110
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 2.800%, 3/25/2037 (a)	2,385,396	2,012,702
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.936%, 9/15/2039 (a)(b)	6,500,000	6,394,986
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.984%, 6/25/2035 (a)	1,245,492	1,059,201
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.884%, 10/25/2035 (a)	2,323,256	1,967,312
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,110,246	1,059,631
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	5,661,528	5,014,614
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,340,897	2,192,388
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 3.055%, 11/27/2035 (a)(b)	9,718,993	6,603,550
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.735%, 4/27/2036 (a)(b)	16,089,605	9,351,858
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.753%, 1/15/2049 (a)	2,750,000	2,888,276
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,641,002
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.211%, 6/15/2057 (a)	10,000,000	7,380,580
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	678,673	559,348
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.669%, 3/25/2037 (a)	2,928,860	2,615,182
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.844%, 8/25/2035 (a)	6,809,409	5,533,190
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.725%, 11/25/2035 (a)	2,548,662	1,426,272
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,506,358	4,009,343
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 0.864%, 2/25/2036 (a)	8,479,358	7,300,294
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.938%, 2/25/2036 (a)	1,169,446	1,039,763
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.371%, 2/25/2036 (a)	1,417,425	1,113,855
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.714%, 5/25/2036 (a)	37,892,012	30,833,185
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.654%, 8/25/2036 (a)	263,816	216,549
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.724%, 12/25/2036 (a)(e)	28,999,675	18,348,733
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.684%, 3/25/2037 (a)	9,060,954	7,696,564
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 0.734%, 6/25/2037 (a)	1,078,320	840,583
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 0.694%, 1/25/2047 (a)	701,277	600,439
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.714%, 1/25/2047 (a)	3,731,070	2,818,245
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.284%, 10/25/2047 (a)(e)	11,030,655	9,001,721

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.227%, 10/25/2047 (a)	14,302,057	13,152,175
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	8,430,086	6,846,924
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.881%, 6/25/2036 (a)	968,496	797,118
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.881%, 6/25/2036 (a)	4,519,844	3,855,829
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.881%, 6/25/2036 (a)	1,302,805	1,086,573
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	576,945	486,799
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	559,347	460,754
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.364%, 7/25/2036 (a)	3,876,950	3,218,434
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	5,765,668	4,809,576
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class C, 3.352%, 5/10/2049 (a)	6,000,000	5,640,234
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.798%, 2/19/2045 (a)(e)	45,345,672	35,881,940
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.738%, 3/19/2045 (a)	11,325,561	10,154,951
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.427%, 3/19/2046 (a)	6,524,998	5,353,719
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.447%, 4/19/2046 (a)	434,990	383,785
EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.280%, 5/8/2031 (a)(b)	4,630,640	4,367,263
EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.980%, 5/8/2031 (a)(b)	5,750,000	5,624,184
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,862,847	1,606,713
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	17,938	15,506
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.859%, 5/25/2036 (a)	1,666,754	1,396,414
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.026%, 9/25/2035 (a)	198,245	188,067
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.988%, 11/25/2035 (a)	2,382,134	2,180,846
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.008%, 8/19/2034 (a)	15,915	15,251
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.563%, 9/19/2035 (a)	551,432	503,201
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	612,883	519,162
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.449%, 11/19/2035 (a)	2,712,590	2,445,959
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.523%, 5/15/2032 (a)(b)	5,000,000	4,860,270
Great Wolf Trust, Series 2015-WOLF, Class F, 5.535%, 5/15/2034 (a)(b)	5,000,000	4,767,985
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class A1A, 0.824%, 2/25/2036 (a)	4,688,817	4,048,029
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.734%, 5/25/2037 (a)	22,472,008	19,114,129
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.754%, 6/25/2037 (a)	9,682,112	8,493,217
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 0.734%, 3/25/2047 (a)	27,740,738	23,355,038
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.774%, 8/25/2045 (a)	13,082,303	10,890,128
GS Mortgage Securities Re-Remic Trust, Series 2015-FRR1, Class K3A, 3.535%, 6/27/2041 (a)	10,000,000	9,665,100
GS Mortgage Securities Resecuritization Trust, Series 2014-5R, Class 3B, 0.681%, 2/26/2037 (a)(b)	22,830,149	13,823,952
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 2.285%, 7/15/2031 (a)(b)	5,000,000	4,946,315
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045 (a)	2,000,000	1,932,412
GS Mortgage Securities Trust, Series 2012-GCJ9, Class D, 4.852%, 11/10/2045 (a)(b)	3,690,000	3,428,755
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.768%, 8/10/2046 (a)(b)	6,600,000	6,969,534
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.867%, 4/10/2047 (a)(b)	5,000,000	3,997,130
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.412%, 7/10/2048 (a)	2,000,000	2,031,522
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.655%, 10/10/2048 (a)	7,000,000	7,273,154
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.423%, 11/10/2048 (a)	10,000,000	10,457,886
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/10/2049 (b)	5,000,000	3,600,100
GS Mortgage Securities Trust, Series 2016-GS3, Class C, 4.000%, 10/10/2049 (a)	7,000,000	7,011,431
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A2, 2.367%, 1/25/2035 (a)	301,574	286,226
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.367%, 1/25/2035 (a)	1,615,859	1,523,217
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.171%, 5/25/2035 (a)	9,636,088	9,280,632
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.214%, 5/25/2035 (a)	4,294,861	4,133,280
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.972%, 1/25/2036 (a)	6,228,224	5,885,005
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.133%, 1/25/2036 (a)	666,325	608,060
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.484%, 2/25/2036 (a)	383,594	334,591
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	863,042	700,707
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	4,716,154	3,887,351
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	2,690,128	2,557,077
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.834%, 5/25/2037 (a)	11,583,520	6,533,800
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.198%, 5/25/2037 (a)	492,653	424,862
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.030%, 3/25/2047 (a)	9,200,554	8,950,832
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (a)(c)	5,431,822	125,372
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.595%, 3/19/2035 (a)(c)	21,864,473	1,360,320
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.768%, 6/19/2035 (a)	2,098,009	1,870,599
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.020%, 6/19/2035 (a)(c)	71,754,002	5,296,235
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.704%, 6/20/2035 (a)(b)(c)	21,489,281	1,627,104
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.108%, 7/19/2035 (a)	2,525,891	2,241,284
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.674%, 10/19/2035 (a)(c)	20,817,511	1,076,765
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.708%, 11/19/2036 (a)(e)	22,774,652	19,266,832

HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.718%, 1/19/2038 (a)	16,853,970	14,647,128
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.694%, 5/25/2038 (a)(e)	24,947,795	18,466,757
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.796%, 10/20/2045 (a)	2,017,391	1,746,542
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.728%, 5/19/2047 (a)(e)	36,509,878	31,806,931
HILT Mortgage Trust, Series 2014-ORL, Class E, 3.785%, 7/15/2029 (a)(b)	2,573,000	2,448,750
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.784%, 3/25/2035 (a)	18,225,808	16,005,358
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.794%, 1/25/2036 (a)	5,120,391	4,535,530
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.754%, 12/25/2036 (a)	5,925,782	5,283,522
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 1.074%, 5/25/2035 (a)	181,422	165,093
IMPAC CMB Trust, Series 2005-3, Class A1, 1.014%, 8/25/2035 (a)	14,328,274	12,973,091
IMPAC CMB Trust, Series 2005-5, Class A4, 1.294%, 8/25/2035 (a)	6,149,765	5,264,863
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.814%, 10/25/2035 (a)	5,152,960	4,372,678
IMPAC CMB Trust, Series 2005-6, Class 1A1, 1.034%, 10/25/2035 (a)	20,223,950	17,517,945
IMPAC CMB Trust, Series 2005-7, Class A2, 0.814%, 11/25/2035 (a)	4,484,154	3,746,017
IMPAC CMB Trust, Series 2005-7, Class A1, 1.054%, 11/25/2035 (a)(e)	39,967,456	32,499,137
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2C, 0.814%, 3/25/2036 (a)	5,177,407	3,792,487
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.964%, 3/25/2036 (a)	1,715,310	1,268,439
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.704%, 8/25/2036 (a)	12,951,695	10,211,272
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.814%, 8/25/2036 (a)	7,316,877	5,721,703
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.724%, 1/25/2037 (a)	8,068,244	5,932,281
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.914%, 5/25/2037 (a)	14,179,624	10,538,750
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.334%, 11/25/2034 (a)	1,069,124	910,933
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.327%, 7/25/2035 (a)(c)	53,678,983	4,547,576
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.030%, 9/25/2035 (a)(e)	17,316,375	14,828,099
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.099%, 11/25/2035 (a)	3,733,317	3,494,897
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.299%, 11/25/2035 (a)	630,430	579,805
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 2.956%, 6/25/2036 (a)	1,826,090	1,775,807
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.337%, 8/25/2036 (a)	6,526,954	5,121,081
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.734%, 10/25/2036 (a)	9,620,181	8,431,560
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 0.614%, 11/25/2036 (a)	547,929	458,443
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.149%, 5/25/2037 (a)	903,893	723,907
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.220%, 5/25/2037 (a)	3,100,185	1,931,651
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.005%, 7/25/2037 (a)	6,147,901	4,521,258
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.253%, 7/25/2037 (a)	639,269	560,720
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.714%, 8/25/2037 (a)	7,531,874	6,490,566
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.278%, 11/25/2037 (a)	4,592,409	4,317,788
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.724%, 9/25/2046 (a)	8,814,172	7,633,222
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.450%, 1/26/2036 (a)(b)	2,424,803	2,337,547
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.804%, 5/25/2036 (a)	3,363,470	2,726,788
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, 4.278%, 10/15/2033 (a)(b)	3,000,000	3,007,521
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class E, 4.415%, 12/15/2047 (a)(b)	4,000,000	3,783,448
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.135%, 6/15/2029 (a)(b)	1,000,000	982,616
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.763%, 6/15/2029 (Acquired 10/30/2015, Cost $4,989,184) (a)(b)(d)	5,000,000	4,982,905
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 2.815%, 11/15/2031 (a)(b)	1,300,000	1,307,162
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.262%, 9/12/2037 (a)	10,000,000	9,801,720
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 4.975%, 12/15/2046 (a)(b)	10,000,000	9,589,060
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	8,010,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	3,000,000	2,941,341
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.207%, 2/15/2051 (a)	4,357,000	4,339,293
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.165%, 8/25/2035 (a)	30,460	29,105
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 3.026%, 11/25/2035 (a)	1,068,154	990,234
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.086%, 11/25/2035 (a)	444,227	415,124
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	3,361,301	3,180,318
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.943%, 2/25/2036 (a)	563,990	506,431
JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 3.104%, 8/25/2036 (a)	533,217	475,979
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.097%, 10/25/2036 (a)	864,537	747,682
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.117%, 10/25/2036 (a)	2,405,450	2,199,139
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.641%, 6/25/2037 (a)	5,178,029	4,608,897
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.930%, 3/26/2034 (a)(b)	1,271,819	1,110,763
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 3.248%, 6/26/2045 (a)(b)	9,959,240	8,899,896
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.668%, 4/15/2047 (a)	5,000,000	5,133,850
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/15/2047 (b)	5,000,000	4,624,975
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.560%, 9/15/2047 (a)(b)	8,000,000	6,508,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.926%, 11/15/2047 (a)(b)	3,660,000	2,958,909
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class C, 4.426%, 1/15/2048 (a)	2,000,000	2,003,240

JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.618%, 8/15/2048 (a)	10,000,000	9,197,590
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.114%, 4/15/2041 (a)	4,023,765	2,011,882
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.734%, 6/25/2047 (a)(e)	19,721,093	14,892,778
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.724%, 7/25/2036 (a)(e)	39,384,077	26,227,235
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.694%, 11/25/2036 (a)	1,175,932	977,005
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.695%, 12/25/2036 (a)	6,527,670	5,608,463
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.734%, 10/25/2046 (a)(e)	27,808,126	24,302,912
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(c)	6,698,061	115,140
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.212%, 12/25/2034 (a)	33,662	31,826
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.842%, 1/25/2035 (a)	509,065	497,812
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.889%, 3/25/2035 (a)	2,355,654	2,320,154
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.984%, 6/25/2035 (a)	1,274,957	1,184,159
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.098%, 9/25/2035 (a)	3,305,254	2,969,956
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.309%, 12/25/2035 (a)	20,248,533	17,752,293
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (c)	176,236,959	7,970,845
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (c)	116,873,130	4,733,011
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(c)	94,814,707	2,259,434
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.684%, 3/25/2047 (a)	2,604,080	2,282,838
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,055,622	989,661
MASTR Asset Securitization Trust, Series 2005-2, Class 1A6, 5.250%, 11/25/2035	25,938	23,402
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.960%, 8/25/2037 (a)(b)	13,962,312	9,589,791
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 0.724%, 7/25/2047 (a)	4,843,609	4,076,551
Merrill Lynch Alternative Note Asset Trust, Series 20007-OAR5, Class X, 0.800%, 10/25/2047 (a)(c)	193,365,693	6,869,316
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 3.296%, 9/25/2035 (a)	15,735,790	14,347,626
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.800%, 2/12/2039 (a)	1,072,063	1,071,793
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.736%, 6/12/2050 (a)	1,000,000	981,225
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.831%, 2/15/2047 (a)(b)	5,000,000	4,399,925
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.895%, 4/15/2047 (a)(b)	5,000,000	4,323,915
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.757%, 6/15/2047 (a)(b)	10,500,000	8,470,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.452%, 8/15/2047 (a)(h)	10,000,000	10,326,210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.353%, 5/15/2048 (a)	3,500,000	3,326,824
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.753%, 5/15/2049 (a)	10,400,000	10,489,898
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/10/2038 (a)(b)	5,000,000	4,816,450
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,589,768
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044 (e)	10,000,000	8,653,070
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.678%, 4/15/2049 (a)(e)	10,000,000	9,760,580
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.678%, 4/15/2049 (a)(e)	4,700,000	4,587,473
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.095%, 12/12/2049 (a)	2,000,000	1,845,374
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.994%, 7/25/2035 (a)(e)	18,594,736	15,269,681
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.096%, 7/25/2035 (a)	2,025,921	1,753,692
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.814%, 1/25/2036 (a)	1,746,413	1,291,346
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.784%, 3/25/2036 (a)	7,870,997	6,214,215
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.794%, 3/25/2036 (a)	3,254,330	2,586,782
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.111%, 3/25/2036 (a)(c)	59,148,007	6,698,216
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.193%, 3/25/2036 (a)	4,013,540	3,333,173
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.193%, 3/25/2036 (a)(h)	16,886,462	13,837,257
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.133%, 6/25/2037 (a)	1,206,799	781,442
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 2.772%, 6/25/2037 (a)	3,205,411	2,193,437
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.139%, 11/25/2037 (a)	12,378,953	9,906,827
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (a)	2,324,388	1,668,880
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.715%, 2/26/2037 (a)(b)	13,892,622	10,808,696
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/26/2047 (a)(b)	5,146,000	3,702,213
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/26/2047 (a)(b)	1,010,309	660,646
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.814%, 6/25/2047 (a)	5,827,937	4,304,293
MortgageIT Securities Corp. Mortgage Loan Trust Series, Series 2007-2, Class A1, 1.034%, 9/25/2037 (a)	18,892,012	17,312,375
MortgageIT Trust, Series 2006-1, Class 1A2, 0.734%, 4/25/2036 (a)	2,654,675	2,053,444
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.744%, 4/25/2036 (a)	6,441,720	5,523,562
Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/5/2020 (b)	4,979,608	5,021,521
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,826,500
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.320%, 8/25/2035 (a)	6,173,105	6,077,576
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.318%, 2/25/2036 (a)	1,633,355	1,319,309
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.694%, 10/25/2036 (a)	2,893,606	2,269,087
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.704%, 12/25/2036 (a)	415,669	337,554
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.785%, 1/26/2036 (a)(b)	7,037,372	5,676,675
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.694%, 2/25/2037 (a)	5,611,107	4,622,722

PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.864%, 5/25/2037 (a)	5,409,742	5,015,447
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 1.084%, 5/25/2037 (a)	10,364,758	7,190,053
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,351,760	1,216,628
Prime Mortgage Trust, Series 2005-4, Class 2A4, 1.034%, 10/25/2035 (a)	88,951	81,815
RAIT Trust, Series 2015-FL5, Class A, 2.635%, 1/15/2031 (a)(b)	996,289	994,706
RAIT Trust, Series 2015-FL4, Class B, 2.835%, 12/15/2031 (a)(b)	491,609	488,958
RAIT Trust, Series 2015-FL4, Class D, 4.785%, 12/15/2031 (a)(b)	2,949,513	2,984,013
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.471%, 4/25/2035 (a)	7,128,552	6,539,719
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	4,561,449	4,114,245
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 1.034%, 7/25/2035 (a)	655,560	555,150
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.423%, 7/25/2035 (a)	5,283,285	4,869,287
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.692%, 7/25/2035 (a)	819,201	672,015
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.884%, 8/25/2035 (a)	8,610,001	6,765,988
Residential Accredit Loans, Inc. Trust, Series 2005-QA9, Class CB3, 3.630%, 8/25/2035 (a)	7,712,385	6,928,150
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	13,215,430	12,047,728
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,124,193	2,020,636
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 0.934%, 9/25/2035 (a)	359,537	255,858
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	13,064,347	9,809,744
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.234%, 11/25/2035 (a)	1,472,901	1,089,754
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.906%, 12/25/2035 (a)	8,066,995	7,122,664
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,435,050	3,083,290
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.444%, 1/25/2036 (a)	14,704,302	11,149,008
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 1.034%, 2/25/2036 (a)	1,284,836	898,487
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 1.034%, 2/25/2036 (a)	12,734,438	8,857,910
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.234%, 2/25/2036 (a)	12,002,657	8,504,819
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.534%, 2/25/2036 (a)	2,168,118	1,566,331
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,326,118	3,798,599
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.934%, 3/25/2036 (a)	5,195,956	3,582,445
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.234%, 3/25/2036 (a)	9,077,585	6,349,907
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	4,946,736	4,490,242
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,246,614	2,807,091
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	4,638,539	3,970,353
Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 1A9, 1.134%, 6/25/2036 (a)	2,682,045	1,808,871
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,627,219	1,378,466
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	3,579,014	3,049,188
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.714%, 7/25/2036 (a)	2,900,254	1,862,143
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.184%, 7/25/2036 (a)	3,171,854	2,099,336
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	4,561,734	3,956,255
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.724%, 8/25/2036 (a)	17,418,972	15,052,047
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.834%, 8/25/2036 (a)	2,520,307	1,603,162
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	438,460	353,827
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,295,469	5,334,957
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,781,231	4,026,538
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	6,797,632	5,512,377
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	809,383	664,408
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	620,069	526,613
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	867,169	717,154
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	8,758,181	7,508,213
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.834%, 11/25/2036 (a)	4,908,123	3,120,634
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	2,993,658	2,438,107
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,576,539	2,221,750
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,327,384	1,125,652
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.714%, 12/25/2036 (a)	1,397,401	1,180,016
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.719%, 12/25/2036 (a)	4,121,606	3,521,055
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	6,920,408	5,897,398
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.084%, 1/25/2037 (a)	2,384,593	1,604,633
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	4,868,655	3,933,523
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	2,765,891	2,301,301
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, –%, 2/25/2037	1,397,671	720,372
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.342%, 2/25/2037 (a)(c)	68,659,468	1,003,458
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, –%, 3/25/2037	770,857	440,098
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	7,918,213	6,904,824
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, –%, 4/25/2037	1,371,219	810,608
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.864%, 4/25/2037 (a)	6,904,114	4,388,966
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.634%, 5/25/2037 (a)	3,251,856	2,517,236

Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.724%, 5/25/2037 (a)	14,682,489	12,440,884
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,733,914	1,468,941
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, –%, 7/25/2037	2,977,971	1,662,703
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	6,426,583	5,622,926
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class AXP, 0.250%, 12/25/2046 (a)(c)	121,005,820	1,462,234
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,964,591	6,844,348
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.308%, 4/25/2035 (a)(c)	37,472,348	514,420
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	3,962,858	3,461,648
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.303%, 10/25/2035 (a)(c)	48,405,419	692,004
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.984%, 10/25/2035 (a)	4,381,056	3,599,038
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	4,276,982	3,937,240
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.984%, 11/25/2035 (a)	1,267,370	983,161
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	1,155,324	918,835
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.471%, 2/25/2036 (a)	3,061,891	2,859,555
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	402,050	377,917
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	189,812	178,024
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,594,254	1,471,703
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	5,281,389	4,847,470
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 1.034%, 6/25/2037 (a)	3,067,826	2,498,449
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.310%, 8/20/2034 (a)	144,284	137,515
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.091%, 7/20/2037 (a)	394,186	333,590
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.094%, 1/20/2038 (a)	1,274,914	1,095,630
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(c)	8,934,709	60,241
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.384%, 10/20/2046 (a)	7,703,598	6,721,543
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C, 4.847%, 10/10/2048 (a)	4,000,000	4,088,460
Station Place Securitization Trust, Series 2016-1, Class C, 3.534%, 2/25/2017 (a)	15,000,000	15,000,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.956%, 2/25/2035 (a)	305,342	282,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 3.007%, 2/25/2035 (a)	552,585	511,946
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.051%, 2/25/2035 (a)	5,958,567	5,629,785
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.263%, 3/25/2035 (a)	3,316,998	3,082,181
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.937%, 5/25/2035 (a)(c)	84,753,151	2,022,464
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	7,115,083	6,369,358
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 3.067%, 9/25/2035 (a)	1,876,038	1,735,346
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 3.307%, 9/25/2035 (a)	18,539,925	15,895,186
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 3.049%, 10/25/2035 (a)	18,376,302	15,245,476
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.754%, 5/25/2037 (a)	8,329,426	7,180,190
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 2.027%, 9/25/2037 (a)	2,458,140	2,086,004
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.179%, 3/25/2046 (a)(c)	28,222,696	801,891
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 2.023%, 8/25/2047 (a)(e)	18,964,553	16,424,611
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.917%, 3/25/2033 (a)	67,061	64,689
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	452,728	430,472
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	9,013,054	7,459,618
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.090%, 7/25/2036 (a)	3,729,347	1,467,935
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	2,000,000	2,123,956
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.885%, 5/10/2063 (a)(b)	7,000,000	5,865,636
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)	15,000,000	15,048,915
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.109%, 6/15/2045 (a)	7,705,000	5,791,710
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B, 5.672%, 10/15/2048 (a)	7,250,000	7,077,588
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.703%, 6/15/2049 (a)(g)	8,500,000	7,607,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.959%, 2/15/2051 (a)	5,000,000	4,785,635
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.158%, 2/15/2051 (a)	2,000,000	1,808,544
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.684%, 8/25/2036 (a)	36,375,493	22,845,083
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.774%, 8/25/2036 (a)	4,346,441	2,620,452
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.614%, 1/25/2037 (a)	3,283,363	2,228,681
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.714%, 1/25/2037 (a)	5,554,211	3,832,589
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	252,869	252,894
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 3A1, 2.468%, 1/25/2036 (a)	5,171,701	4,931,822
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 2.832%, 10/25/2036 (a)	7,710,149	6,901,987
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 2.293%, 11/25/2036 (a)	455,029	394,132
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 3A3, 3.907%, 3/25/2037 (a)	2,226,420	2,026,909
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1, 2.579%, 7/25/2037 (a)	567,729	464,722
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR8, Class X, 1.517%, 7/25/2045 (a)(c)	44,017,144	2,581,385
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 1.418%, 8/25/2045 (a)(c)	86,854,486	4,431,490
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 3A2, 5.997%, 8/25/2046 (a)	166,695	154,352
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-3, Class 1CB3, 0.984%, 5/25/2035 (a)	5,233,871	3,949,123

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 0.934%, 6/25/2035 (a)	122,324	93,355
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.794%, 12/25/2035 (a)	8,153,080	6,922,968
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	729,181	687,878
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	5,161,522	4,665,324
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 0.654%, 10/25/2036 (a)	16,841,678	9,435,971
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	11,902,797	7,690,314
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 0.694%, 2/25/2037 (a)	12,209,360	9,564,641
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 0.764%, 2/25/2037 (a)	12,286,236	9,476,300
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 0.844%, 6/25/2037 (a)	3,488,422	3,025,994
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 1.493%, 5/25/2046 (a)	17,382,902	13,642,692
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.058%, 10/25/2046 (a)(c)	35,167,742	1,551,706
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 1.373%, 10/25/2046 (a)(e)	20,459,285	15,551,327
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC1, Class A1, 0.774%, 1/25/2047 (a)	8,577,887	6,760,216
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC1, Class A4, 0.854%, 1/25/2047 (a)	8,206,887	6,529,769
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.149%, 12/28/2037 (a)	585,987	519,518
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.000%, 8/15/2049 (b)	2,000,000	1,556,628
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class C, 3.071%, 8/15/2049	2,000,000	1,934,084
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class C, 4.465%, 10/15/2049	5,000,000	4,972,765
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	7,713	7,769
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.705%, 11/25/2033 (a)	21,097	21,036
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 2.875%, 3/25/2035 (a)	92,748	92,049
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 3.080%, 10/25/2035 (a)	387,942	173,547
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	13,901	14,323
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.037%, 8/25/2036 (a)	1,166,081	1,075,785
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.062%, 10/25/2036 (a)	3,126,172	2,970,580
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	6,176	5,983
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,152,118	2,062,198
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 3.544%, 11/15/2029 (a)(b)	6,427,417	6,043,128
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.248%, 6/15/2044 (a)(b)	8,704,568	8,768,494
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.997%, 6/15/2046 (a)(b)	8,470,000	7,998,289
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.124%, 12/15/2046 (a)(b)	8,229,000	7,855,189
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	5,147,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost $2,800,098,009)		2,728,083,622

Corporate Obligations—6.38%
Financial—6.38%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	3,000,000	3,045,000
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (a)(b)	8,000,000	8,120,000
Banc of California, Inc., 5.250%, 4/15/2025	7,250,000	7,317,780
Bank of Commerce Holdings, 6.875%, 12/10/2025 (a)(b)	9,000,000	9,135,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,250,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	11,000,000	9,515,000
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015 through 03/09/2016, Cost $6,238,899) (a)(d)	6,250,000	6,406,250
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	10,750,000	11,072,500
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (d)	7,500,000	7,612,500
Everbank Financial Corp., 6.000%, 3/15/2026 (a)	5,000,000	5,234,795
EverBank Financial Corp., 5.750%, 7/2/2025	2,000,000	2,102,194
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,480,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	4,500,000	4,567,500
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	9,000,000	9,323,091
First NBC Bank Holding Co., 5.750%, 2/18/2025	13,500,000	11,898,860
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	6,090,000
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,250,000	1,350,000
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,090,000
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	4,256,000	4,383,680
Lakeland Bancorp, Inc., 5.125%, 9/30/2026 (a)	3,000,000	3,007,500
Luther Burbank Corp., 6.500%, 9/30/2024	21,450,000	23,916,750
Marquis Bancorp, Inc., 7.000%, 10/30/2026	4,000,000	4,000,000
Metropolitan Bancgroup, Inc., 6.500%, 7/1/2026	2,500,000	2,512,500
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,300,000
NexBank Capital, Inc., 5.500%, 3/16/2026	5,000,000	5,025,000
Noah Bank, 9.000%, 4/17/2025 (Acquired 04/15/2015 through 03/09/2016, Cost $4,519,082) (d)	4,500,000	4,657,500
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (Acquired 11/13/2015 through 03/09/2016, Cost $7,468,760) (b)(d)	7,500,000	7,612,500
Opus Bank, 5.500%, 7/1/2026 (a)	1,750,000	1,767,500
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,075,000

Preferred Bank, 6.000%, 6/15/2026 (a)	4,500,000	4,770,000
RBB Bancorp, 6.500%, 3/31/2026	6,000,000	6,090,000
Revere Bank, 5.625%, 9/30/2026 (a)	6,500,000	6,565,000
Southside Bancshares, Inc., 5.500%, 9/30/2026 (a)	5,000,000	5,025,000
Sterling Bancorp, Inc., 7.000%, 4/15/2026 (a)	6,750,000	6,783,750
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	11,110,000	11,721,050
Tri-County Financial Group, Inc., 7.000%, 10/15/2026	7,500,000	7,500,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	13,700,000	14,111,000
USAmeriBancorp, Inc., 6.250%, 4/1/2026	1,000,000	1,025,000
Your Community Bank, 6.250%, 12/15/2025 (a)	2,000,000	2,080,000

TOTAL CORPORATE OBLIGATIONS - (Cost $269,433,949)		274,539,200

	Shares
Investment Companies—0.24%
Affiliated Mutual Funds—0.24%
Angel Oak High Yield Opportunities Fund	874,085	10,148,122

TOTAL INVESTMENT COMPANIES - (Cost $10,052,337)		10,148,122

	Principal
	Amount
Mortgage Backed Securities—U.S. Government Agency Issues—4.86%
Federal Home Loan Mortgage Corp., Series KJ02, Class A2, 2.597%, 9/25/2020	500,000	515,068
Federal Home Loan Mortgage Corp., Series 2014-KF06, Class B, 4.884%, 11/25/2021 (a)(b)	2,319,749	2,290,688
Federal Home Loan Mortgage Corp., Series 2015-K720, Class B, 3.389%, 7/25/2022 (a)(b)	5,000,000	4,880,100
Federal Home Loan Mortgage Corp., Series KJ08, Class A2, 2.356%, 8/25/2022	1,000,000	1,018,953
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 9.334%, 1/25/2023 (a)(b)	9,417,692	11,070,620
Federal Home Loan Mortgage Corp., Series 2016-KF22, Class A, 1.000%, 7/25/2023 (a)(b)	7,750,000	7,759,688
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 5.034%, 2/25/2024 (a)	8,052,000	8,741,388
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.734%, 9/25/2024 (a)	7,000,000	7,189,567
Federal Home Loan Mortgage Corp., Series 2015-K44, Class C, 3.685%, 1/25/2025 (a)(b)	5,000,000	4,300,110
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.684%, 1/25/2025 (a)	5,000,000	5,238,060
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 4.334%, 3/25/2025 (a)	1,650,000	1,726,525
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.484%, 5/25/2025 (a)	1,986,147	2,078,880
Federal Home Loan Mortgage Corp., Series 2016-KSW1, Class B, 6.484%, 2/25/2026 (a)(b)	8,816,500	8,891,070
Federal Home Loan Mortgage Corp., Series K058, Class A1, 2.340%, 7/25/2026	3,600,000	3,669,840
Federal Home Loan Mortgage Corp., Series 2016-KF21, Class B, 5.784%, 7/25/2026 (a)(b)	3,386,000	3,437,330
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.184%, 3/25/2028 (a)	5,000,000	5,082,325
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.234%, 3/25/2028 (a)	8,000,000	8,406,080
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M2, 3.384%, 4/25/2028 (a)	3,000,000	3,068,553
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 3.334%, 5/25/2028 (a)	3,250,000	3,331,432
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.984%, 7/25/2028 (a)	1,693,652	1,702,674
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.275%, 9/25/2028 (a)	5,000,000	5,180,465
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M1, 1.734%, 11/25/2028 (a)	3,843,462	3,874,378
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M3, 5.684%, 11/25/2028 (a)	5,000,000	5,315,975
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 1.634%, 12/25/2028 (a)	3,886,297	3,903,843
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M2, 2.534%, 12/25/2028 (a)	2,000,000	2,022,244
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(c)	14,179,424	430,374
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(c)	12,160,336	25,269
Federal Home Loan Mortgage Corp., Series 2015-K46, Class C, 3.695%, 4/25/2048 (a)(b)	5,000,000	4,259,560
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (a)(b)	10,000,000	9,399,850
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	2,106,412	2,150,244
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.534%, 7/25/2024 (a)	5,000,000	5,000,370
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.534%, 11/25/2024 (a)	5,000,000	5,389,240
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.534%, 7/25/2025 (a)	2,500,000	2,646,275
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.534%, 7/25/2025 (a)	5,700,000	6,054,477
Federal National Mortgage Association Pool AN0571, 3.100%, 1/1/2026	5,000,000	5,333,635
Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	5,000,000	5,085,800
Federal National Mortgage Association, Series 2016-M9, Class A2, 2.292%, 6/25/2026	5,000,000	4,974,640
Federal National Mortgage Association, Series 2016-M11, Class A1, 2.080%, 7/25/2026	4,600,000	4,635,733
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.084%, 4/25/2028 (a)	4,000,000	4,267,040
Federal National Mortgage Association, Series 2015-C04, Class 1M2, 6.234%, 4/25/2028 (a)	5,000,000	5,331,395
Federal National Mortgage Association, Series 2016-C03, Class 1M2, 5.834%, 10/25/2028 (a)	2,000,000	2,141,280
Federal National Mortgage Association, Series 2016-C05, Class 2M1, 1.884%, 1/25/2029 (a)	4,916,265	4,966,214
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 1.984%, 1/25/2029 (a)	4,928,771	4,958,241
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 4.784%, 1/25/2029 (a)	5,000,000	5,082,335
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 4.984%, 1/25/2029 (a)	6,500,000	6,674,356
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (c)	12,264,048	1,190,263
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (c)	8,641,795	390,289

Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (c)	8,611,671	334,030
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (c)	7,224,006	751,398
Government National Mortgage Association, Series 2014-55, Class IO, 3.500%, 8/20/2041 (c)	16,406,143	1,076,177
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (c)	2,084,359	352,563
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (c)	1,999,427	198,171
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (c)	8,538,643	1,235,610

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost $207,335,305)		209,030,685

	Shares
Preferred Stocks—0.08%
Financial—0.08%
Morgan Stanley	130,497	2,989,686
Wells Fargo & Co.	23,990	607,907

TOTAL PREFERRED STOCKS - (Cost $3,481,416)		3,597,593

	Contracts
Purchased Options—0.05%
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $1,850	210	52,500
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,050	1,334	1,700,850
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,150	210	611,625

TOTAL PURCHASED OPTIONS - (Cost $5,884,664)		2,364,975

	Shares
Short Term Investments—14.20%
Money Market Funds—14.20%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.27% (i)	611,086,642	611,086,642

TOTAL SHORT TERM INVESTMENTS - (Cost $611,086,642)		611,086,642

TOTAL INVESTMENTS—105.04% - (Cost $4,604,120,554)		4,519,375,444
Liabilities in Excess of Other Assets—(5.04)%		(216,813,256)

NET ASSETS—100.00%		$4,302,562,188

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2016, the value of these securities amounted to $1,046,206,493 or 24.32% of net assets.
(c)	Interest Only Security.
(d)	Illiquid security. At October 31, 2016, the value of these securities amounted to $97,509,573 or 2.27% of net assets.
(e)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2016, the value of securities pledged amounted to $545,336,161.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At October 31, 2016, the value of these securities amounted to $480,305 or 0.01% of net assets.
(g)	As of October 31, 2016, the Fund has fair valued this security.
(h)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2016, the value of securities pledged amounted to $24,163,467.
(i)	Rate disclosed is the seven day yield as of October 31, 2016.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

Cost of investments	$4,604,120,554

Gross unrealized appreciation	59,746,340
Gross unrealized depreciation	(144,491,450)

Net unrealized depreciation	$(84,745,110)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

October 31, 2016 (Unaudited)

	Expiration	Number of	Notional	Unrealized
Futures Contracts	Month	Contracts	Value	Appreciation / (Depreciation)
90 Day Euro$ Future	December 2016	(414)	$(102,521,925)	$86,526
90 Day Euro$ Future	March 2017	(524)	(129,716,200)	77,391
5 Year ERIS Aged Standard Swap Future	September 2020	267	25,180,476	(488,528)
5 Year ERIS Aged Standard Swap Future	December 2020	661	63,368,748	436,712
5 Year ERIS Aged Standard Swap Future	June 2021	119	11,476,241	37,794
5 Year ERIS Aged Standard Swap Future	December 2021	9	894,724	3,003
7 Year ERIS Aged Standard Swap Future	March 2022	48	4,364,726	23,986
7 Year ERIS Aged Standard Swap Future	December 2022	242	22,714,556	(852,280)
7 Year ERIS Aged Standard Swap Future	June 2023	101	9,723,714	57,134
10 Year ERIS Aged Standard Swap Future	June 2024	6	486,222	9,570
10 Year ERIS Aged Standard Swap Future	December 2024	1,179	99,564,782	(12,444,800)
10 Year ERIS Aged Standard Swap Future	June 2025	235	20,644,163	(2,115,478)
10 Year ERIS Aged Standard Swap Future	September 2025	517	45,675,296	(3,290,936)
10 Year ERIS Aged Standard Swap Future	December 2025	100	9,121,330	(428,169)
10 Year ERIS Aged Standard Swap Future	June 2026	242	22,850,608	8,847
10 Year ERIS Aged Standard Swap Future	September 2026	126	11,951,654	242,953
10 Year ERIS Aged Standard Swap Future	December 2026	77	7,692,562	38,277

				$(18,597,998)

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

October 31, 2016 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Bank of America Merrill Lynch	2.230%	10/31/2016	11/30/2016	$7,585,069	$7,571,000
Bank of America Merrill Lynch	2.480%	10/31/2016	11/30/2016	6,973,382	6,959,000

					$14,530,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Flexible Income Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities—0.01%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$23,226	$17,083

TOTAL ASSET-BACKED SECURITIES - (Cost $18,594)		17,083

Collateralized Debt Obligations—5.84%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	3,725,000	3,780,875
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)	6,666,000	6,699,330

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $10,391,000)		10,480,205

Collateralized Loan Obligations—34.61%
AIMCO CLO Ltd., Series 2015-AA, Class E, 8.700%, 1/15/2028 (a)(b)	3,000,000	2,976,579
Apidos CLO X, Series 2012-10A, Class D, 5.387%, 10/30/2022 (a)(b)	6,500,000	6,500,650
Apidos CLO X, Series 2012-10A, Class E, 7.137%, 10/30/2022 (a)(b)	2,000,000	1,995,794
Apidos CLO XIV, Series 2013-14A, Class E, 5.280%, 4/15/2025 (a)(b)	3,000,000	2,676,720
BlueMountain CLO Ltd., Series 2013-2A, Class D, 4.432%, 1/22/2025 (a)(b)	3,500,000	3,465,357
Canyon Capital CLO Ltd., Series 2016-1A, Class D1, 6.330%, 4/15/2028 (a)(b)	5,000,000	5,050,000
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 5.882%, 4/18/2025 (a)(b)	2,000,000	1,878,084
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.382%, 1/15/2026 (a)(b)	2,000,000	2,004,882
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.585%, 12/5/2024 (a)(b)	4,500,000	4,375,777
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.752%, 1/29/2025 (a)(b)	250,000	250,000
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 5.380%, 10/15/2023 (a)(b)	3,000,000	3,018,123
JFIN CLO Ltd., Series 2015-2A, Class D, 5.280%, 10/19/2026 (a)(b)	5,000,000	4,957,070
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 8.230%, 10/17/2025 (Acquired 03/11/2015, Cost $2,990,018) (a)(b)(c)	3,000,000	2,899,524
KVK CLO Ltd., Series 2012-1A, Class D, 5.980%, 7/15/2023 (a)(b)	3,000,000	3,003,303
LCM XXI LP, Series 21A, Class D, 5.981%, 4/20/2028 (a)(b)	2,400,000	2,421,984
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.856%, 9/14/2023 (a)(b)	3,500,000	3,504,207
OZLM Funding V Ltd., Series 2013-5A, Class C, 4.380%, 1/17/2026 (a)(b)	2,250,000	2,249,957
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 7.637%, 10/30/2026 (Acquired 08/06/2015, Cost $1,983,758) (a)(b)(c)	2,000,000	1,903,668
Voya CLO Ltd., Series 2013-1A, Class C, 3.981%, 4/15/2024 (a)(b)	2,500,000	2,493,825
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.880%, 7/16/2027 (a)(b)	4,750,000	4,457,600

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $61,614,922)		62,083,104

Collateralized Mortgage Obligations—10.62%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.834%, 9/25/2045 (a)	10,404	8,905
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.961%, 5/25/2035 (a)	3,681	3,486
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	8,029	7,401
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.093%, 12/10/2049 (a)	14,084	8,651
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.303%, 8/25/2046 (a)(d)	4,510,545	457,044
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.725%, 11/25/2035 (a)	18,609	10,414
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.207%, 2/15/2051 (a)	7,000,000	6,971,552
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.142%, 7/15/2040 (a)	5,241,000	5,113,969
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.309%, 12/25/2035 (a)	13,993	12,268
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,863,256
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,092	4,574
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	26,121	21,079
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,026	5,106
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.158%, 2/15/2051 (a)	5,000,000	4,521,360
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.794%, 12/25/2035 (a)	31,769	26,976
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.149%, 12/28/2037 (a)	27,612	24,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost $19,230,124)		19,060,521

Corporate Obligations—38.98%
Financial—38.98%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	4,400,000	4,466,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	10,000,000	8,650,000
Capital One Bank USA National Association, 3.375%, 2/15/2023	2,000,000	2,045,770
Citigroup, Inc., 1.700%, 4/27/2018	2,000,000	2,001,754
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	3,000,000	3,090,000
EverBank Financial Corp., 6.000%, 3/15/2026 (a)	2,490,000	2,606,928
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,153,291
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,035,899
Flagstar Bancorp, Inc., 6.125%, 7/15/2021 (b)	3,000,000	3,127,371
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,500,000	1,620,000
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,090,000
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	2,844,000	2,929,320
JPMorgan Chase & Co., 2.345%, 6/11/2020 (a)	1,000,000	1,005,500
KeyBank National Association, 1.700%, 6/1/2018	4,095,000	4,109,124
Lakeland Bancorp, Inc., 5.125%, 9/30/2026 (a)	2,000,000	2,005,000
Morgan Stanley, 5.950%, 12/28/2017	2,000,000	2,102,208
Old Line Bancshares, Inc., 5.625%, 8/15/2026 (a)(b)	1,000,000	1,011,250
Opus Bank, 5.500%, 7/1/2026 (a)	2,750,000	2,777,500
PNC Bank National Association, 2.400%, 10/18/2019	2,250,000	2,298,863
Preferred Bank, 6.000%, 6/15/2026 (a)	2,000,000	2,120,000
RBB Bancorp, 6.500%, 3/31/2026	4,000,000	4,060,000
Revere Bank, 5.625%, 9/30/2026 (a)	1,000,000	1,010,000
SunTrust Banks, Inc., 2.900%, 3/3/2021	2,000,000	2,066,592
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	1,256,000	1,325,080
USAmeriBancorp, Inc., 6.250%, 4/1/2026	4,000,000	4,100,000
Your Community Bank, 6.250%, 12/15/2025 (a)	3,000,000	3,120,000

TOTAL CORPORATE OBLIGATIONS - (Cost $69,933,641)		69,927,450

Mortgage Backed Securities - U.S. Government Agency Issues - 0.20%
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,084,359	352,563

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost $358,894)		352,563

	Contracts
Purchased Options—0.10%
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,000	40	33,500
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $1,850	40	10,000
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,050	66	84,150
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,150	20	58,250

TOTAL PURCHASED OPTIONS - (Cost $714,931)		185,900

	Shares
Short Term Investments—7.73%
Money Market Funds—7.73%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.27% (e)	13,861,275	13,861,275

TOTAL SHORT TERM INVESTMENTS - (Cost $13,861,275)		13,861,275

TOTAL INVESTMENTS—98.09% - (Cost $176,123,381)		175,968,101
Other Assets in Excess of Liabilities—1.91%		3,426,512

NET ASSETS—100.00%		$179,394,613

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2016, the value of these securities amounted to $89,817,930 or 50.07% of net assets.
(c)	Illiquid security. At July 31, 2016, the value of these securities amounted to $11,502,522 or 6.41% of net assets.
(d)	Interest Only Security.
(e)	Rate disclosed is the seven day yield as of October 31, 2016.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

Cost of investments	$176,123,381

Gross unrealized appreciation	2,657,987
Gross unrealized depreciation	(2,813,267)

Net unrealized depreciation	$(155,280)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak Flexible Income Fund

Schedule of Open Futures Contracts

October 31, 2016 (Unaudited)

	Expiration	Number of	Notional	Unrealized
Futures Contracts	Month	Contracts	Value	Appreciation
U.S. 5 Year Note Future	December 2016	(76)	$(9,180,563)	$54,548

				$54,548

Angel Oak High Yield Opportunities Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Principal
	Amount	Value
Collateralized Loan Obligations—3.26%
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 7.788%, 10/20/2029 (a)(b)(c)	$500,000	$476,713
LCM XXI LP, Series 21A, Class E, 8.531%, 4/20/2028 (a)(b)(c)	1,000,000	999,337

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $1,485,638)		1,476,050

	Shares
Common Stocks—0.07%
Energy—0.07%
Calumet Specialty Products Partners LP	9,500	33,250

TOTAL COMMON STOCKS - (Cost $218,223)		33,250

	Principal
	Amount
Corporate Obligations—90.73%
Basic Materials—13.33%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(c)	500,000	516,150
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	250,000	295,000
Cascades, Inc., 5.750%, 7/15/2023 (b)(c)	250,000	253,750
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (b)(c)	550,000	552,750
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,500,000	1,476,525
FMG Resources Ltd., 9.750%, 3/1/2022 (b)(c)	250,000	291,250
Hexion, Inc., 6.625%, 4/15/2020	150,000	132,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	264,688
Kissner Milling Co. Ltd., 7.250%, 6/1/2019 (b)(c)	1,000,000	1,035,000
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(c)	250,000	290,000
Tronox Finance LLC, 7.500%, 3/15/2022 (b)	250,000	225,000
United States Steel Corp., 8.375%, 7/1/2021 (b)	250,000	266,250
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	445,875

		6,044,238

Communications—8.49%
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	158,625
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	527,500
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	1,000,000	1,016,875
DigitalGlobe, Inc., 5.250%, 2/1/2021 (b)	615,000	622,687
Frontier Communications Corp., 11.000%, 9/15/2025	1,250,000	1,284,563
Windstream Services LLC, 7.500%, 6/1/2022	250,000	237,500

		3,847,750

Consumer, Cyclical—12.24%
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,500,000	1,556,250
Dana, Inc., 5.500%, 12/15/2024	250,000	260,000
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	260,625
Dollar Tree, Inc., 5.750%, 3/1/2023	250,000	267,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (a)	525,000	492,187
FirstCash, Inc., 6.750%, 4/1/2021	500,000	525,000
LG FinanceCo Corp., 5.875%, 11/1/2024 (b)(c)	300,000	304,313

MGM Resorts International, 7.750%, 3/15/2022	375,000	435,000
MPG Holdco I, Inc., 7.375%, 10/15/2022	400,000	409,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,041,250

		5,551,625

Consumer, Non-cyclical—7.35%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	211,500
Cenveo Corp., 6.000%, 8/1/2019 (b)	750,000	663,750
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	533,750
HealthSouth Corp., 5.750%, 9/15/2025	250,000	260,000
JBS USA LLC / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	97,850
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/2022 (b)	175,000	178,938
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(c)	500,000	491,575
MPH Acquisition Holdings LLC, 7.125%, 6/1/2024 (b)	250,000	268,100
Select Medical Corp., 6.375%, 6/1/2021	100,000	99,250
Vector Group Ltd., 7.750%, 2/15/2021	500,000	526,250

		3,330,963

Energy—15.38%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	512,500
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	720,000
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021 (b)	1,000,000	1,027,500
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	251,875
Parker Drilling Co., 7.500%, 8/1/2020	300,000	248,250
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (b)	1,250,000	1,162,500
Regency Energy Partners LP / Regency Energy Finance Corp., 5.500%, 4/15/2023	500,000	515,378
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	1,250,000	1,375,000
Shelf Drilling Holdings Ltd., 8.625%, 11/1/2018 (b)(c)	1,000,000	805,000
SM Energy Co., 6.500%, 11/15/2021	100,000	101,625
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/2023	250,000	253,426

		6,973,054

Financial—11.73%
Aircastle Ltd., 5.500%, 2/15/2022	250,000	269,375
Alliance Data Systems Corp., 6.375%, 4/1/2020 (b)	250,000	255,625
Credit Acceptance Corp., 7.375%, 3/15/2023	500,000	518,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	997,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	490,625
Navient Corp., 5.500%, 1/25/2023	600,000	546,750
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	1,005,000
Ocwen Financial Corp., 6.625%, 5/15/2019	500,000	477,500
QCP SNF REIT LLC, 8.125%, 11/1/2023 (b)	750,000	758,437

		5,319,562

Industrial—17.09%
ARD Finance SA, 7.125%, 9/15/2023 (b)(c)	500,000	496,875
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(c)	338,000	350,675
Berry Plastics Corp., 6.000%, 10/15/2022	100,000	106,250
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	508,125
Bombardier, Inc., 6.125%, 1/15/2023 (b)(c)	500,000	436,510
Bombardier, Inc., 7.500%, 3/15/2025 (b)(c)	250,000	225,000

General Cable Corp., 5.750%, 10/1/2022	600,000	570,000
Griffon Corp., 5.250%, 3/1/2022	750,000	762,187
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	500,000	325,000
Jack Cooper Holdings Corp., 9.250%, 6/1/2020	350,000	236,250
OPE KAG Finance Sub, Inc., 7.875%, 7/31/2023 (b)	1,125,000	1,068,750
PaperWorks Industries, Inc., 9.500%, 8/15/2019 (b)	1,000,000	927,500
Shape Technologies Group, Inc., 7.625%, 2/1/2020 (b)	600,000	612,000
Techniplas LLC, 10.000%, 5/1/2020 (b)	1,000,000	852,500
Zebra Technologies Corp., 7.250%, 10/15/2022	250,000	270,625

		7,748,247

Technology—2.74%
Amkor Technology, Inc., 6.625%, 6/1/2021	600,000	614,250
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/2024 (b)	575,000	630,390

		1,244,640

Utilities—2.38%
Dynegy, Inc., 8.000%, 1/15/2025 (b)	750,000	725,625
NRG Energy, Inc., 6.250%, 7/15/2022	100,000	100,750
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	250,625

		1,077,000

TOTAL CORPORATE OBLIGATIONS - (Cost $41,453,777)		41,137,079

	Shares
Short Term Investments—6.83%
Money Market Funds—6.83%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.27% (d)	3,096,114	3,096,114

TOTAL SHORT TERM INVESTMENTS - (Cost $3,096,114)		3,096,114

TOTAL INVESTMENTS—100.89% - (Cost $46,253,752)		45,742,493
Liabilities in Excess of Other Assets—(0.89%)		(404,899)

NET ASSETS—100.00%		$45,337,594

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2016, the value of these securities amounted to $26,303,949 or 58.02% of net assets.
(c)	U.S. dollar denominated foreign security.
(d)	Rate disclosed is the seven day yield as of October 31, 2016.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

Cost of investments	$46,253,752

Gross unrealized appreciation	1,047,586
Gross unrealized depreciation	(1,558,845)

Net unrealized depreciation	$(511,259)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Securities Valuation and Fair Value Measurements (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on the NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Exchange trades options are valued at the composite mean price. Options contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustements are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of October 31, 2016:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$248,942,021	$—	$248,942,021
Collateralized Debt Obligations	—	20,686,280	—	20,686,280
Collateralized Loan Obligations	—	410,896,304	—	410,896,304
Collateralized Mortgage Obligations	—	2,715,142,822	12,940,800	2,728,083,622
Corporate Obligations	—	274,539,200	—	274,539,200
Investment Companies	10,148,122	—	—	10,148,122
Mortgage-Backed Securities - U.S. Government Agency Issues	—	209,030,685	—	209,030,685
Preferred Stocks	3,597,593	—	—	3,597,593
Purchased Options	2,364,975	—	—	2,364,975
Short Term Investments	611,086,642	—	—	611,086,642
Total	627,197,332	3,879,237,312	12,940,800	4,519,375,444
Other Financial Instruments
Futures Contracts*	$(18,597,998.00)	$—	$—	$(18,597,998)
Reverse Repurchase Agreements	—	(14,530,000)	—	(14,530,000)
Total	$(18,597,998)	$(14,530,000)	$—	$(33,127,998)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in the Multi-Strategy Income Fund.

Transfers into Level 2	$—
Transfers out of Level 2	12,940,800
Net Transfers out of Level 2	$12,940,800
Transfers into Level 3	$12,940,800
Transfers out of Level 3	—
Net Transfers into Level 3	$12,940,800

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2016	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 10/31/2016
Collateralized Mortgage Obligations	$—	$—	$—	$—	$—	$—	$12,940,800	$—	$12,940,800	$(2,548,704)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi- Strategy Income Fund	Fair Value as of 10/31/2016	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Collateralized Mortgage Obligations	$7,607,500	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$89.50 - $98.96	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$4,758,600	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$60.00 - $88.86	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$574,700	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$50.50 - $95.98	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.

Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$17,083	$—	$17,083
Collateralized Debt Obligations	—	10,480,205	—	10,480,205
Collateralized Loan Obligations	—	62,083,104	—	62,083,104
Collateralized Mortgage Obligations	—	19,060,521	—	19,060,521
Corporate Obligations	—	69,927,450	—	69,927,450
Mortgage-Backed Securities - U.S. Government Agency Issues	—	352,563	—	352,563
Purchased Options	185,900	—	—	185,900
Short Term Investments	13,861,275	—	—	13,861,275
Total	$14,047,175	$161,920,926	$—	$175,968,101
Other Financial Instruments
Futures Contracts*	$54,548	$—	$—	$54,548
Total	$54,548	$—	$—	$54,548

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2016, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

High Yield Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$1,476,050	$—	$1,476,050
Common Stocks	33,250	—	—	33,250
Corporate Obligations	—	41,137,079	—	41,137,079
Short Term Investments	3,096,114	—	—	3,096,114
Total	3,129,364	42,613,129	—	45,742,493

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2016, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at October 31, 2016 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

During the period, the Funds entered into futures, purchased options and credit default swap contracts to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of October 31, 2016:

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$1,022,193	Unrealized depreciation on futures contracts	$(19,620,191)

Derivatives	Type of Derivative Risk	Asset Derivatives	Value
Options	Equity	Investments at Value	$2,364,975

The average monthly notional value of long and short futures contracts during the period ended October 31, 2016, was $534,977,741 and ($419,528,748), respectively. The average monthly market value of purchased options during the period ended October 31, 2016 was $2,965,849. The average monthly notional amount of long and short swap agreements during the period ended October 31, 2016 was $14,000,000 and ($3,000,000), respectively.

Flexible Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$54,548

Derivatives	Type of Derivative Risk	Asset Derivatives	Value
Options	Equity	Investments at Value	$185,900

The average monthly notional value of long and short futures contracts during the period ended October 31, 2016 was $5,943,660 and ($12,285,659), respectively. The average monthly market value of purchased options during the period ended October 31, 2016 was $258,789.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/19/16

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date 12/19/16

*	Print the name and title of each signing officer under his or her signature.